UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741]
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Trenchless Fund ETF
RVER (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Trenchless Fund ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at   https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Trenchless Fund ETF	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$86,725,777
Number of Holdings	19
Portfolio Turnover	126%
Visit https://www.river1.us/rver for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Communications	31.2%
Consumer Discretionary	20.9%
Technology	18.6%
Health Care	10.4%
Energy	4.3%
Industrials	3.7%
Financials	1.8%
Cash & Other	9.1%

Top 10 Issuers	(%)
Alphabet, Inc.	12.5%
Lululemon Athletica, Inc.	7.2%
NVIDIA Corp.	6.1%
Maplebear, Inc.	6.0%
Novo Nordisk AS	5.8%
Pinterest, Inc.	5.5%
DraftKings, Inc.	4.8%
Eli Lilly & Co.	4.6%
LVMH Moet Hennessy Louis Vuitton SE	4.5%
Adobe, Inc.	4.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.river1.us/rver.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Trenchless Fund ETF	PAGE 1	TSR-SAR-00777X546

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Trenchless Fund ETF
Semi-Annual Financial Statements
June 30, 2025

Trenchless Fund ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.9%
Consumer Discretionary Products - 4.5%
LVMH Moet Hennessy Louis Vuitton SE - ADR	37,333	$3,922,205
Consumer Discretionary Services - 4.8%
DraftKings, Inc. - Class A(a)	97,554	4,184,091
Financial Services - 1.8%
SoFi Technologies, Inc.(a)	86,810	1,580,810
Health Care - 10.4%
Eli Lilly & Co.	5,144	4,009,902
Novo Nordisk AS - ADR	72,916	5,032,663
		9,042,565
Industrial Products - 3.7%
Caterpillar, Inc.	8,232	3,195,745
Media - 31.2%(b)
Alphabet, Inc. - Class A	61,363	10,814,001
Fox Corp. - Class A	46,328	2,596,221
Lyft, Inc. - Class A(a)	234,609	3,697,438
Maplebear, Inc.(a)	114,548	5,182,152
Pinterest, Inc. - Class A(a)	133,050	4,771,173
		27,060,985
Renewable Energy - 4.3%
Enphase Energy, Inc.(a)	93,342	3,701,010
Retail & Wholesale - Discretionary - 11.6%
Amazon.com, Inc.(a)	17,118	3,755,518
Lululemon Athletica, Inc.(a)	26,452	6,284,466
		10,039,984
Software & Tech Services - 4.5%
Adobe, Inc.(a)	10,000	3,868,800
Tech Hardware & Semiconductors - 14.1%
Dell Technologies, Inc. - Class C	28,404	3,482,330
NVIDIA Corp.	33,386	5,274,654
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,420	3,492,476
		12,249,460
TOTAL COMMON STOCKS (Cost $72,456,518)		78,845,655

	Shares	Value
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class X, 4.25%(c)	1,998,600	$1,998,600
TOTAL SHORT-TERM INVESTMENTS (Cost $1,998,600)		1,998,600
TOTAL INVESTMENTS - 93.2% (Cost $74,455,118)		$80,844,255
Other Assets in Excess of Liabilities - 6.8%		5,881,522
TOTAL NET ASSETS - 100.0%		$86,725,777

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

Trenchless Fund ETF
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$80,844,255
Receivable for investments sold	5,879,910
Dividend tax reclaims receivable	15,910
Interest receivable	15,324
Dividends receivable	15,095
Total assets	86,770,494
LIABILITIES:
Payable to advisor	44,717
Total liabilities	44,717
NET ASSETS	$86,725,777
Net Assets Consists of:
Paid-in capital	$78,630,502
Total distributable earnings	8,095,275
Total net assets	$86,725,777
Net assets	$86,725,777
Shares issued and outstanding(a)	2,790,000
Net asset value per share	$31.08
Cost:
Investments, at cost	$74,455,118

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Trenchless Fund ETF
Statement of Operations
For the Period Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$299,197
Less: Dividend withholding taxes	(28,375)
Less: Issuance fees	(3,670)
Total investment income	267,152
EXPENSES:
Investment advisory fee	236,213
Total expenses	236,213
Net investment income	30,939
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(205,970)
In-kind redemptions	2,412,197
Net realized gain	2,206,227
Net change in unrealized appreciation (depreciation) on:
Investments	2,270,366
Net change in unrealized appreciation (depreciation)	2,270,366
Net realized and unrealized gain	4,476,593
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,507,532

The accompanying notes are an integral part of these financial statements.

3

Trenchless Fund ETF
Statements of Changes in Net Assets

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$30,939	$(5,153)
Net realized gain	2,206,227	5,412,983
Net change in unrealized appreciation (depreciation)	2,270,366	4,118,771
Net increase in net assets from operations	4,507,532	9,526,601
CAPITAL TRANSACTIONS:
Shares sold	34,350,764	79,865,885
Shares redeemed	(12,878,442)	(28,646,563)
Net increase in net assets from capital transactions	21,472,322	51,219,322
Net increase in net assets	25,979,854	60,745,923
NET ASSETS:
Beginning of the period	60,745,923	—
End of the period	$86,725,777	$60,745,923
SHARES TRANSACTIONS
Shares sold	1,160,000	3,140,000
Shares redeemed	(420,000)	(1,090,000)
Total increase in shares outstanding	740,000	2,050,000

(a)	Inception date of the Fund was April 2, 2024.
The accompanying notes are an integral part of these financial statements.

4

TRENCHLESS FUND ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.63	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	(0.00)(c)
Net realized and unrealized gain on investments(d)	1.44	4.63
Total from investment operations	1.45	4.63
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$31.08	$29.63
TOTAL RETURN(e)	4.91%	18.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,726	$60,746
Ratio of expenses to average net assets(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	0.09%	(0.01)%
Portfolio turnover rate(e)(g)	126%	153%

(a)	Inception date of the Fund was April 2, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

Trenchless Fund ETF
Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1 – Organization
Trenchless Fund ETF (the “Fund”) is a non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund, and River1 Asset Management, LLC (“River1” or the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 2, 2024. The investment objective of the Fund seeks capital appreciation.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe and/or cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statement of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

6

Trenchless Fund ETF
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2025:

Investments*	Level 1	Level 2	Level 3	Total
Common Stocks	$78,845,655	$—	$—	$78,845,655
Money Market Funds	1,998,600	—	—	1,998,600
Total Investments	$80,844,255	$—	$—	$80,844,255

*	See the Schedule of Investments for further detail of investment classifications.
(b)
Securities Transactions, Investment Income and Expenses – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(c)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended June 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the

7

Trenchless Fund ETF
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Statement of Operations. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e)
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets. The Sub-Advisor has agreed to assume the Advisor’s obligation to pay substantially all expenses of the Fund as described in the paragraph above.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. The implementation of any such payments would have to be approved by the Board prior to implementation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, these fees will increase the cost of your investment and may cost you more over time than certain other types of sales charges.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended June 30, 2025, were as follows:

Purchases	$89,758,385
Sales	$87,215,342

8

Trenchless Fund ETF
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended June 30, 2025, were as follows:

Purchases In-Kind	$31,526,385
Sales In-Kind	$12,852,848

Note 5 – Federal Income Tax Information
The Fund made no distributions during the periods ended December 31, 2024, or June 30, 2025.
At December 31, 2024, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$56,993,649
Unrealized Appreciation	5,207,042
Unrealized Depreciation	(1,479,261)
Net Unrealized Appreciation on Investments	3,727,781
Other Accumulated Gain/(Loss)	(140,038)
Total Distributable Earnings	$3,587,743

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings as follows:

Distributable Earnings	Paid In Capital
$(5,938,858)	$5,938,858

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of December 31, 2024, the Fund had no late-year or post-October losses.
At December 31, 2024, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(140,038)	$ —	$(140,038)

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9

Trenchless Fund ETF
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Note 7 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to June 30, 2025, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Non-Diversification Risk. A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.

10

Trenchless Fund ETF
Additional Information
June 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

11

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/04/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/04/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	9/04/2025